Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
Cash and equivalents	$ 12,507,573	$ 14,376,523	$ 0
Related party receivable	162,679	220,000	0
Derivative financial instruments		0	45,438
Other current assets	129,218	21,140	4,110
Total current assets	12,799,470	14,617,663	49,548
Capitalized software, net	0	699,753	23,443
Total assets	12,799,470	15,317,416	72,991
Current:
Accounts payable	60,816	877,641	846,988
Related party payable	7,716,126	0
Derivative financial instruments	0	32,226	0
Other payables	972,641	616,156	199,278
Accruals and other current liabilities		616,156	199,278
Total current liabilities	8,749,583	1,526,023	1,046,266
Other noncurrent liabilities	405,000	702,921	40,578
Total liabilities	9,154,583	2,228,944	1,086,844
Net parent equity
Net parent investment	3,644,887	13,120,698	(1,059,291)
Accumulated other comprehensive income (loss)	0	(32,226)	45,438
Total net parent equity	3,644,887	13,088,472	(1,013,853)
Total liabilities and net parent equity	12,799,470	15,317,416	72,991
ZANITE ACQUISITION CORP [Member]
Current:
Cash	24,678	475,339	1,971,811
Prepaid expenses	84,903	93,195	308,608
Total current assets	109,581	568,534	2,280,419
Investments held in trust account	236,947,197	236,926,076	232,302,673
Total assets	237,056,778	237,494,610	234,583,092
Current:
Accounts payable and accrued expenses	5,709,154	4,741,266	352,051
Promissory note – related party	150,000
Total current liabilities	5,859,154	4,741,266	352,051
Derivative liabilities	16,622,500	23,575,000	40,057,500
Deferred underwriting fee payable	8,050,000	8,050,000	8,050,000
Total liabilities	30,531,654	36,366,266	48,459,551
Commitments and contingencies
Class A common stock subject to possible redemption	236,900,000	236,900,000	232,300,000
Net parent equity
Preferred stock	0	0	0
Additional paid-in capital	0	0	0
Accumulated deficit	(30,375,451)	(35,772,231)	(46,177,034)
Total net parent equity	(30,374,876)	(35,771,656)	(46,176,459)
Total liabilities and net parent equity	237,056,778	237,494,610	234,583,092
Common Class A [Member] | ZANITE ACQUISITION CORP [Member]
Net parent equity
Common stock value	0	0	0
Common Class B [Member] | ZANITE ACQUISITION CORP [Member]
Net parent equity
Common stock value	$ 575	$ 575	$ 575